17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Commitments Contingencies And Legal Proceedings Details Abstract
2019	$ 187,652	$ 118,190
2020	196,526	85,914
2021	5,816	23,498
2022	0	0
2023	0	0
Beyond	0	0
Total	$ 389,994	$ 227,602